Common shares	12 Months Ended
Dec. 31, 2021
Share-Based Payment Arrangements [Abstract]
Common shares	Common shares
Reverse stock split
On January 18, 2019, the Company effected a one-for-ten reverse stock split. All share and per share information has been retroactively adjusted to reflect the reverse stock split. The par value was not adjusted as a result of the reverse stock split.
Trafigura Transaction
As described in Note 6, in September 2019, we acquired the leasehold interests in 19 product tankers (four of which were under construction) as part of the Trafigura Transaction. The consideration exchanged consisted of:
•For the 15 delivered vessels, the assumption of the obligations under the Agreements of $531.5 million and the issuance of 3,981,619 shares of common stock at $29.00 per share to a nominee of Trafigura with an aggregate market value of $115.5 million.
•For the four vessels that were under construction, the assumption of the commitments on the Agreements of $138.8 million and the issuance 591,254 shares of common stock at $29.00 per share to a nominee of Trafigura with an aggregate market value of $17.1 million. Three of the vessels under construction were delivered in the first quarter and one was delivered in September 2020.
Private Placement
In September 2019, we closed on private placements with Trafigura and SSH (a related party) for $35 million and $15 million, respectively, in exchange for an aggregate of 1,724,137 of our common shares at $29.00 per share.
At the Market Share Issuance Program
In November 2019, we entered into an “at the market” offering program (the “ATM Program”) pursuant to which we may sell up to $100 million of our common shares, par value $0.01 per share. As part of the ATM Program, we entered into an equity distribution agreement dated November 7, 2019 (the “Sales Agreement”), with BTIG, LLC, as sales agent (the “Agent”). In accordance with the terms of the Sales Agreement, we may offer and sell our common shares from time to time through the Agent by means of ordinary brokers’ transactions on the NYSE at market prices, in block transactions, or as otherwise agreed upon by the Agent and us. We intend to use the net proceeds from any sales under the ATM Program for general corporate and working capital purposes.
During the year ended December 31, 2020, we sold an aggregate of 137,067 of our common shares at an average price of $18.79 per share for aggregate net proceeds of $2.6 million. No shares were sold during the year ended December 31, 2021. There is $97.4 million of remaining availability under the ATM Program as of December 31, 2021.
2013 Equity Incentive Plan
In April 2013, we adopted an equity incentive plan, which was amended in March 2014 and which we refer to as the 2013 Equity Incentive Plan, under which directors, officers, employees, consultants and service providers of us and our subsidiaries and affiliates are eligible to receive incentive stock options and non-qualified stock options, stock appreciation rights, restricted stock, restricted stock units and unrestricted common stock. We initially reserved a total of 500,000 common shares for issuance under the 2013 Equity Incentive Plan which was increased by an aggregate of 4,342,783 common shares through December 31, 2018 and subsequently revised as follows:
•In February 2019, we reserved an additional 86,977 common shares, par value $0.01 per share, for issuance pursuant to the 2013 Equity Incentive Plan. All other terms of the 2013 Equity Incentive Plan remained unchanged.
•In July 2019, we reserved an additional 134,893 common shares, par value $0.01 per share, for issuance pursuant to the 2013 Equity Incentive Plan. All other terms of the 2013 Equity Incentive Plan remained unchanged.
•In December 2019, we reserved an additional 529,624 common shares, par value $0.01 per share, for issuance pursuant to the 2013 Equity Incentive Plan. All other terms of the 2013 Equity Incentive Plan remained unchanged.
•In June 2020, we reserved an additional 362,766 common shares, par value $0.01 per share, for issuance pursuant to the 2013 Equity Incentive Plan. All other terms of the 2013 Equity Incentive Plan remained unchanged.
•In December 2020, we reserved an additional 367,603 common shares, par value $0.01 per share, for issuance pursuant to the 2013 Equity Incentive Plan. All other terms of the 2013 Equity Incentive Plan remained unchanged.
•In June 2021, we reserved an additional 386,883 common shares, par value $0.01 per share, for issuance pursuant to the 2013 Equity Incentive Plan. All other terms of the 2013 Equity Incentive Plan remained unchanged.
•In October 2021, we reserved an additional 693,864 common shares, par value $0.01 per share, for issuance pursuant to the 2013 Equity Incentive Plan. All other terms of the 2013 Equity Incentive Plan remained unchanged.
Under the terms of the 2013 Equity Incentive Plan, stock options and stock appreciation rights granted under the 2013 Equity Incentive Plan will have an exercise price equal to the fair market value of a common share on the date of grant, unless otherwise determined by the plan administrator, but in no event will the exercise price be less than the fair market value of a common share on the date of grant. Options and stock appreciation rights will be exercisable at times and under conditions as determined by the plan administrator, but in no event will they be exercisable later than ten years from the date of grant.
The plan administrator may grant shares of restricted stock and awards of restricted stock units subject to vesting, forfeiture and other terms and conditions as determined by the plan administrator. Following the vesting of a restricted stock unit, the award recipient will be paid an amount equal to the number of vested restricted stock units multiplied by the fair market value of a common share on the date of vesting, which payment may be paid in the form of cash or common shares or a combination of both, as determined by the plan administrator. The plan administrator may grant dividend equivalents with respect to grants of restricted stock units.
Adjustments may be made to outstanding awards in the event of a corporate transaction or change in capitalization or other extraordinary event. In the event of a “change in control” (as defined in the 2013 Equity Incentive Plan), unless otherwise provided by the plan administrator in an award agreement, awards then outstanding will become fully vested and exercisable in full.
Our Board of Directors may amend or terminate the 2013 Equity Incentive Plan and may amend outstanding awards, provided that no such amendment or termination may be made that would materially impair any rights, or materially increase any obligations, of a grantee under an outstanding award. Shareholder approval of plan amendments will be required under certain circumstances. Unless terminated earlier by our board of directors, the 2013 Equity Incentive Plan will expire ten years from the date the plan was adopted.
The following paragraphs summarize our grants of restricted stock during the years ended December 31, 2021, 2020, and 2019. The vesting periods of these grants are determined by the plan administrator and generally range from one to five years. Additionally, vesting of these grants is generally subject to a grantee's continued employment with the Company through the vesting date unless the grantee is terminated without cause or due to the grantee's death or disability.
In June 2019, we issued 112,750 shares of restricted stock to our employees and 107,500 to SSH employees for no cash consideration. The share price on the issuance date was $24.93 per share. The vesting schedule of the restricted stock issued to both our employees and SSH employees is (i) one-third of the shares vest on June 6, 2022, (ii) one-third of the shares vest on June 5, 2023 and (iii) one-third of the shares vest on June 4, 2024.
In July 2019, we issued 230,170 shares of restricted stock to our employees for no cash consideration. The share price on the issuance date was $26.23 per share. The vesting schedule of the restricted stock issued to our employees is (i) one-third of the shares vest on May 24, 2022, (ii) one-third of the shares vest on May 23, 2023, and (iii) one-third of the shares vest on May 22, 2024.
In December 2019, we issued 60,000 shares of restricted stock to our independent directors for no cash consideration. The share price on the issuance date was $33.90 per share. The vesting schedule of the restricted stock issued to our independent directors is (i) one-third of the shares vested on December 4, 2020, (ii) one-third of the shares vested on December 3, 2021, and (iii) one-third of the shares vest on December 2, 2022.
In January 2020, we issued 469,680 shares of restricted stock to certain of our employees for no cash consideration. The share price on the issuance date was $36.73 per share. The vesting schedule for these restricted shares is (i) one-third of the shares vest on September 8, 2022, (ii) one-third of the shares vest on September 7, 2023, and (iii) one-third of the shares vest on September 5, 2024.
In September 2020, we issued 220,500 shares of restricted stock to certain of our employees for no cash consideration. The share price on the issuance date was $11.15 per share. The vesting schedule for these restricted shares is (i) one-third of the shares vest on June 5, 2023, (ii) one-third of the shares vest on June 4, 2024, and (iii) one-third of the shares vest on June 4, 2025.
In September 2020, we issued 141,900 shares of restricted stock to certain SSH employees for no cash consideration. The share price on the issuance date was $11.15 per share. The vesting schedule of the restricted stock issued to SSH employees is (i) one-third of the shares vest on June 5, 2023, (ii) one-third of the shares vest on June 4, 2024, and (iii) one-third of the shares vest on June 4, 2025.
In December 2020, we issued 90,000 shares of restricted stock to our independent directors and 3,000 to an SSH employee for no cash consideration. The share price on the issuance date was $11.36 per share. The vesting schedule of the restricted stock issued to independent directors is (i) one-third of the shares vested on December 3, 2021, (ii) one-third of the shares vest on December 2, 2022, and (iii) one-third of the shares vest on December 1, 2023. The vesting schedule of restricted stock issued to the SSH employee is (i) one-third of the shares vest on June 5, 2023, (ii) one-third of the shares vest on June 4, 2024, and (iii) one-third of the shares vest on June 4, 2025.
In April 2021, we issued 276,369 shares of restricted stock to certain of our employees for no cash consideration. The share price on the issuance date was $18.38 per share. The vesting schedule for these restricted shares is (i) one-third of the shares vest on March 1, 2024, (ii) one-third of the shares vest on March 3, 2025, and (iii) one-third of the shares vest on March 2, 2026.
There were 1,080,747 shares eligible for issuance under the 2013 Equity Incentive Plan as of December 31, 2021.
The following is a summary of activity for awards of restricted stock during the years ended December 31, 2021 and 2020:

	Number of Shares	Weighted Average Grant Date Fair Value
Outstanding and non-vested, December 31, 2019	3,561,742	$26.45
Granted	925,080	24.16
Vested	(678,649)	36.01
Forfeited	(1,400)	26.64
Outstanding and non-vested, December 31, 2020	3,806,773	24.19
Granted	276,369	18.38
Vested	(1,085,150)	25.27
Forfeited	—	—
Outstanding and non-vested, December 31, 2021	2,997,992	$23.27
Compensation expense is recognized ratably over the vesting periods for each tranche using the straight-line method.
Assuming that all the restricted stock will vest, the stock compensation expense in future periods, including that related to restricted stock issued in prior periods will be:

In thousands of U.S. dollars	Employees	Directors	Total
For the year ending December 31, 2022	13,952	488	14,440
For the year ending December 31, 2023	6,951	107	7,058
For the year ending December 31, 2024	2,482	—	2,482
For the year ending December 31, 2025	540	—	540
For the year ending December 31, 2026	58	—	58
	$23,983	$595	$24,578
 Dividend Payments
The following dividends were paid during the years ended December 31, 2021, 2020 and 2019.

Dividends	Date
per share	Paid
$0.100	March 28, 2019
$0.100	June 27, 2019
$0.100	September 27, 2019
$0.100	December 13, 2019
$0.100	March 13, 2020
$0.100	June 15, 2020
$0.100	September 29, 2020
$0.100	December 14, 2020
$0.100	March 15, 2021
$0.100	June 15, 2021
$0.100	September 29, 2021
$0.100	December 15, 2021
2015 Securities Repurchase Program
In May 2015, our Board of Directors authorized a new Securities Repurchase Program to purchase up to an aggregate of $250 million of our securities.
During the year ended December 31, 2020, we acquired an aggregate of 1,170,000 of our common shares at an average price of $11.18 per share for a total of $13.1 million. No shares were repurchased during the year ended December 31, 2021. All repurchased shares are being held as treasury shares.
Between July 1, 2020 and September 30, 2020 we repurchased $52.3 million face value of our Convertible Notes Due 2022 at an average price of $894.12 per $1,000 principal amount, or $46.7 million and we recorded a $1.0 million gain on repurchase of Convertible Notes within the consolidated statement of income or loss.
New $250 Million Securities Repurchase Program
In September 2020, our Board of Directors authorized a new securities repurchase program to purchase up to an aggregate of $250 million of securities, which, in addition to our common shares, currently consist of our Senior Notes Due 2025 (NYSE: SBBA), Convertible Notes Due 2022, and Convertible Notes Due 2025. The aforementioned repurchases of common stock and our convertible notes were executed under the previous securities repurchase program, which has since been terminated and any future repurchases of our securities will be made under the new $250 million securities repurchase program.
There were 7,519,324 common shares held in treasury at December 31, 2021 and December 31, 2020.
We had $250.0 million remaining under our Securities Repurchase Program as of December 31, 2021. We expect to repurchase any securities in the open market, at times and prices that are considered to be appropriate, but we are not obligated under the terms of the program to repurchase any securities.
Shares outstanding
We currently have 175,000,000 registered shares authorized of which 150,000,000 are designated as common shares with a par value of $0.01 and 25,000,000 are designated as preferred shares with a par value of $0.01.
As of December 31, 2021, we had 58,369,516 common shares outstanding. These shares provide the holders with rights to dividends and voting rights.